Other Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of other accounts payable and accrued expenses

	December 31,
	2018	2017

Employees and payroll accruals	4,044	4,260
Government authorities	1,867	1,858
Provision for warranty	304	369
Accrued expenses	2,220	2,561
Related party	53	53
Others	2	16

	8,490	9,117